Note 53 - Related-Party Transactions - Balances Arising From Transactions With Entities Of The Group (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties Line Items
Loans and advances to banks		€ 9,163	€ 26,261	€ 31,373
Loans and Advances to customers		374,027	387,621	414,500
Deposits from credit institutions		31,978	54,516	63,501
Customer deposits		375,970	376,379	401,465
Debt certificates, at amortized cost		61,112	63,915	76,375
Financial guarantees given	[1]	16,454	16,545	18,267
Contingent Commitments		€ 35,098	45,738	42,592
Disclosure That Related Party Transactions Were Made On Terms Equivalent To Those That Prevail In Arms Length Transactions		As financial institutions, BBVA and other entities in the Group engage in transactions with related parties in the normal course of their business. All of these transactions are not material and are carried out under normal market conditions.
Assets Member [Member]
Disclosure Of Transactions Between Related Parties Line Items
Loans and advances to banks		€ 132	91	69
Loans and Advances to customers		1,866	510	442
Liabilities Member
Disclosure Of Transactions Between Related Parties Line Items
Deposits from credit institutions		2	5	1
Customer deposits		521	428	533
Debt certificates, at amortized cost		0	0	0
Memorandum Accounts [Member]
Disclosure Of Transactions Between Related Parties Line Items
Financial guarantees given		78	78	42
Contingent Commitments		1,358	114	121
Other Accounts		€ 152	€ 1,175	€ 1,466

[1]	(*) N on performing financial guarantees given amounted to € 740 , € 739 and € 680 million, respectively, as of December 31, 2018, December 31, 2017, and December 31, 2016, respectively.